FINANCIAL INSTRUMENTS - Hedging Instruments Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 UYU ($)	Dec. 31, 2020 USD ($) INR (₨) COP ($) MXN ($) ARS ($) UYU ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($) INR (₨) COP ($) ARS ($) UYU ($) CLP ($)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts						90.50
Notional foreign currency rate						$ 87.60
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts						3,530.13			72.36
Notional foreign currency rate	$ 3,433.13	₨ 71.56
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts						3,475.25			747.68
Notional foreign currency rate	$ 3,431.93		$ 751.57
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts									3,323.65
Notional foreign currency rate				$ 3,281.28
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts									3,515.42
Notional foreign currency rate				3,281.94
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts									3,512.66
Notional foreign currency rate				3,281.93
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts									38.09
Notional foreign currency rate					$ 37.73
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨									71.45
Notional foreign currency rate | ₨		71.77
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts									66.45
Notional foreign currency rate								$ 62.20
Fair value assets						$ 165,000			$ 71,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts						20.15
Notional foreign currency rate							$ 19.93
Fair value assets						$ 22,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨						73.72
Notional foreign currency rate | ₨		73.31
Fair value assets						$ 2,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨						73.72
Notional foreign currency rate | ₨		73.31
Fair value assets						$ 3,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨						73.72
Notional foreign currency rate | ₨		73.31
Fair value assets						$ 3,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨						73.71
Notional foreign currency rate | ₨		₨ 73.31
Fair value assets						$ 1,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts						3,490.10
Notional foreign currency rate				$ 3,433.08
Fair value assets						$ 133,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts						42.51
Notional foreign currency rate					$ 42.47
Fair value assets						$ 1,000